Steven G. Tepper Steven.Tepper@aporter.com +1 212.715.1140 +1 212.715.1399 Fax 399 Park Avenue New York, NY 10022-4690

November 27, 2012

BY EDGAR AND E-MAIL

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, DC 20549

Re:	State of Israel
Registration Statement under Schedule B
File No. 333-184134

Annual Report on Form 18-K for the Fiscal Year Ended December 31, 2011, as amended
File No. 2-94917

Ladies and Gentlemen:

On behalf of the State of Israel (the “Registrant”), enclosed herewith for filing are (1) Amendment No. 2 to the Registrant’s Registration Statement No. 333-184134 under Schedule B, as amended (the “Registration Statement”), (2) the Registrant’s request for acceleration of effectiveness of the Registration Statement and (3) Amendment No. 2  to the Registrant’s Annual Report on Form 18-K for the fiscal year ended December 31, 2011, as amended.

Please call the undersigned at (212) 715-1140, should you require any additional information or have any questions.

Sincerely,

/s/ Steven G. Tepper

Steven G. Tepper

cc: Ms. Sigalit Siag